UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment  Company  Act  file  number          811-3906
                                                --------

               PC&J  Performance  Fund
               -----------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)
(Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
     ---------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:     December  31
                                 ------------

Date  of  reporting  period:       September  30,  2005
                            ---------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.








ITEM  1.  SCHEDULE  OF  INVESTMENTS.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS
September  30,  2005
(UNAUDITED)



Number                                                               Percent of
of                                                        Market          Net
Shares          Security                                  Value          Assets


             COMMON STOCKS AND EXCHANGE TRADED FUNDS

             Industrials
2000. . . .  Boeing Co                                       $   135,900
30000 . . .  General Elec Co                                   1,010,100
13000 . . .  Honeywell Int'l                                     487,500
14000 . . .  United Technologies Corp                            725,760

                                                               2,359,260 . 7.0%

             Technology
4000. . . .  Apple Computer Inc (1)                              214,440
17000 . . .  Cisco Sys Inc (1)                                   304,640
6000. . . .  Corning Inc (1)                                     115,980
8000. . . .  Hewlett Packard Co                                  233,600
19000 . . .  Intel Corp                                          468,350
4000. . . .  M Systems Flash Disk Pioneer Ltd (1)                119,680
5000. . . .  Marvell Tech Group Ltd (1)                          230,550
38000 . . .  Microsoft Corp                                      977,740
12000 . . .  Motorola Inc                                        264,360
58700 . . .  SPDR Technology (2)                               1,226,830

                                                               4,156,170  12.3%

             Telecommunications
5675. . . .  Sprint Nextel Corp                                  134,951
34000 . . .  iShares Tr DJ US Telecomm (2)                       804,440

                                                                 939,391   2.8%

             Healthcare
4000. . . .  Amgen Inc (1)                                       318,680
5000. . . .  Genentech Inc (1)                                   421,050
9000. . . .  Medtronic Inc                                       482,580
32000 . . .  SPDR Healthcare (2)                               1,003,200
7500. . . .  United Surgical Partners (1)                        293,325
15000 . . .  UnitedHealth Group Inc                              843,000
7000. . . .  Viasys Healthcare Inc (1)                           174,930
27400 . . .  iShares Tr DJ US Health Care (2)                  1,703,732

                                                               5,240,497  15.5%

             Consumer Staple
9000. . . .  Altria Group Inc                                    663,390
7000. . . .  Procter & Gamble Co                                 416,220
68500 . . .  SPDR Cons Staples (2)                             1,594,680
4000. . . .  Walgreen Co                                         173,800
4500. . . .  iShares Tr DJ Con Goods (2)                         242,055

                                                               3,090,145 . 9.1%

             Consumer Discretionary
5000. . . .  McDonalds Corp                                      167,450
8000. . . .  Nordstrom Inc                                       274,560
38600 . . .  SPDR Consumer Discretionary (2)                   1,254,114
18200 . . .  Time Warner Inc                                     329,602

                                                               2,025,726   6.0%

             Financial Services
9600. . . .  American Express Co                                 551,424
3534. . . .  American Intl Group Inc                             218,967
7000. . . .  Asta Funding Inc                                    212,520
5000. . . .  WR Berkley Corp                                     197,400
15000 . . .  Citigroup Inc                                       682,800
11000 . . .  Commerce Bancorp Inc NJ                             337,590
3000. . . .  JP Morgan Chase & Co Inc                            101,790
7000. . . .  Prudential Financial Inc                            472,920
13000 . . .  SPDR Financial Index (2)                            383,760
13000 . . .  Wells Fargo & Co                                    761,410
6000. . . .  iShares Tr DJ Real Estate (2)                       385,620
16000 . . .  iShares Tr DJ US Finl Sec (2)                     1,517,760

                                                               5,823,961 .17.2%

             Materials
22000 . . .  SPDR Materials (2)                                  605,000
3000. . . .  Streettracks Gold Shares (1) (2)                    140,100

                                                                 745,100   2.2%

             Energy
20346 . . .  Exxon Mobil Corp                                  1,292,785
3000. . . .  Fording Canadian Coal Trust Unit                    127,710
8000. . . .  Oil Service Holders Trust (2)                       992,000
9000. . . .  Patterson UTI Energy Inc                            324,720
18000 . . .  SPDR Energy (2)                                     966,060

                                                               3,703,275  10.9%

             Utilities
40000 . . .  SPDR Utilities (2)                                1,344,000    4.0%

             Diversified Indexed Trusts
2000. . . .  iShares Tr Russell 1000 Lg Cap (2)                  133,780
6000. . . .  iShares Tr Russell 1000 Value (2)                   413,040
6000. . . .  iShares Tr Russell Mcp Gr (2)                       546,960
9000. . . .  iShares Tr Russell Mcp Value (2)                  1,114,650
5000. . . .  iShares Tr Russell Midcap (2)                       432,700

                                                               2,641,130   7.8%
                                                             -----------

             TOTAL COMMON STOCKS AND EXCHANGE TRADED FUNDS    32,068,655  94.8%
                                         (Cost $24,925,593)

             SHORT-TERM OBLIGATIONS

             First American Treasury Obligations                  47,302
             Federated Prime Obligations                       1,300,000

             TOTAL SHORT-TERM OBLIGATIONS
                                          (Cost $1,347,302)    1,347,302    4.0%

             TOTAL INVESTMENTS                                33,415,957   98.8%
             (Cost $26,272,895) (3)

             OTHER ASSETS AND LIABILITIES                        423,301    1.2%

             NET ASSETS                                       33,839,258  100.0%

             (1) Non-income producing security
             (2) Exchange Traded Funds, or
             baskets of stocks giving exposure to
             certain market segments.
             (3) Represents cost for federal income
             tax and book purposes and differs
             from market value by net unrealized
             appreciation. (See Note A)

NOTES  TO  SCHEDULE  OF  INVESTMENTS
September  30,  2005
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the nine months ended September 30, 2005 aggregated $19,392,687 and $26,415,383, respectively.
At September 30, 2005, gross unrealized appreciation on investments was $7,286,586 and gross unrealized depreciation on investments was $143,524 for a net unrealized appreciation of $7,143,062 for financial reporting and federal income tax purposes.





ITEM  2.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 31, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J  Performance  Fund
                 -----------------------

By:
November  2,  2005
------------------
                /s/________________________________________________
                    ----------------
Date                Kathleen  Carlson,  Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November  2,  2005
------------------
               /s/________________________________________________
                   ----------------
Date              James  M.  Johnson,  President

By:
November  2,  2005
------------------
               /s/________________________________________________
                  ----------------
Date              Kathleen  Carlson,  Treasurer